Private Placement - Additional Information (Detail) - Private Placement [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Class of warrants or rights exercise price per share	$ 11.5	$ 11.5
Purchased of placement units	560,000	560,000
Purchased of placement per units	$ 10	$ 10
Cantor [Member]
Private Placement [Line Items]
Purchased of placement units	180,000	180,000
Issuance of private placements	$ 5,600,000	$ 5,600,000
Sponsor [Member]
Private Placement [Line Items]
Purchased of placement units	380,000	380,000